Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued Expenses and Other Current Liabilities
Amounts due to third-parties	¥ 33,157	$ 4,807	¥ 33,321
Income tax payables	13,446	1,949	7,599
Other tax payables	12,025	1,743	25,427
Salary and welfare payables	33,262	4,823	22,114
Deposits received from ride-hailing drivers	3,234	469	5,654
Purchase consideration payable	15,845	2,297	16,002
Others	14,980	2,173	10,854
Total	¥ 125,949	$ 18,261	¥ 120,971